Offerings - Offering: 1	Jul. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	28.79
Maximum Aggregate Offering Price	$ 115,160,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,631
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also include such additional indeterminate number of shares of common stock of Schlumberger Limited (Schlumberger N.V.) (“SLB”) that may become issuable under the SLB Discounted Stock Purchase Plan (as amended and restated, the “Plan”) as a result of stock splits, stock dividends or similar transactions.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h)(1) of the Securities Act, based on a 15% discount from the average of the high and low prices for shares of common stock of SLB reported on the New York Stock Exchange on July 21, 2025, which is the discount applicable to purchasers under the Plan.